Others, net (Tables)	12 Months Ended
Dec. 31, 2025
Others, net
Schedule of other income (expense)

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Investment income(1)	14,792	48,901	16,898
Investment and other long-lived assets impairment loss(2)	—	(3,918)	—
Tax benefit for value-added tax	1,477	794	242
Others(3)	2,329	(323)	6,190
Total	18,598	45,454	23,330
(1)	In 2023, the investment income was mainly attributable to the investment gain of RMB12.6 million from disposal of Newsky Wisdom.

In July 2024, the Group entered into a share transfer agreement with a third-party buyer to sell its 100% equity interests in Shanghai Anguo Insurance Brokerage Co., Ltd. (“Anguo”) with a cash consideration of RMB40.0 million. This share transfer transaction was completed within 2024. All of the considerations were received by the Group and the related investment gain of RMB30.9 million was recognized in “Others, net” in the consolidated statements of comprehensive income/(loss) for the year ended December 31, 2024.

In 2024, the Group disposed part of investment in crypto assets of Conflux Global (“Conflux”) with an investment gain of RMB10.0 million realized in “Others, net” in the consolidated statements of comprehensive income/(loss).

In January 2024, the Company, together with other shareholders of an investee company, entered into an investment termination agreement with the investee company, according to which the company’s investment into the investee company was terminated and the investee company would pay the Company US$0.8 million (RMB5.9 million) as compensation for such termination. The compensation was fully paid to the Company in January 2024. The investment had been fully impaired by the Company in the year 2022, and therefore, the termination led to an investment gain of US$0.8 million (RMB5.9 million) in January 2024.

In 2025, the investment income was mainly attributable to (i) an investment gain of RMB13.6 million from the disposal of the Group’s 26.09% equity interest in Hangzhou Pulian Technology Co., Ltd., and (ii) an unrealized upward adjustment gain of RMB2.8 million from the Group’s investment measured at alternative method.

(2)	In 2024, investment and other long-lived assets impairment loss was mainly attributable to the impairment of investment in Crypto assets of RMB3.9 million due to market volatility.

(3)	In 2025, the Company disposed the building with a net book value RMB8.1 million at a consideration of RMB11.0 million and recognized an disposal gain RMB2.9 million in September.